CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, non-trade	$ 7,714,000	$ 7,714,000
Vessels and equipment, accumulated depreciation	1,080,558,000	1,023,894,000
Other long-term liabilities, amount due to parent		$ 5,200,000